Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax
Summary of composition of income tax expenses

	For the Year
	Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax	31,467	(5,890)	8,788
Deferred income tax	(3,085)	1,417	(16,793)
Total	28,382	(4,473)	(8,005)

Summary of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2017	2018	2019
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(3.76)%	(11.04)%	(8.81)%
Tax effect of permanent differences	(1.72)%	0.88%	(1.73)%
Changes in valuation allowance	(35.86)%	(12.12)%	(12.97)%
Effective income tax rate	(16.34)%	2.72%	1.49%

Schedule of effect of preferential tax

	For the Year
	Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Tax effect of preferential tax treatment	6,535	18,137	47,453
Basic and diluted loss per share effect	0.02	0.04	0.11

Schedule of deferred tax assets and liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Advances from customers	1,904	6,015
Accrued payroll and expenses	6,216	3,377
Allowances of doubtful accounts	203	5,035
Allowances of impaired assets	—	1,804
Net operating loss carry-forwards	22,751	84,925
Advertising expenses in excess of deduction limit	13,781	12,250
Amortization of intangible assets	876	1,737
Total deferred tax assets	45,731	115,143
Less: Valuation allowance	(45,618)	(115,143)
Total deferred tax assets, net	113	—

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	16,865	5,801
Total deferred tax liabilities	16,865	5,801

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	123,938	33,980	45,618
Derecognized*	(110,153)	—	—
Additions	78,542	20,678	80,468
Reversals**	(58,347)	(9,040)	(10,943)
Balance at end of the year	33,980	45,618	115,143

* Immediately upon the completion of the Reorganization, deferred tax assets from the accumulated net operating loss carry-forwards with full valuation allowances on that completion date were derecognized, as which are not allowed to be transferred to the Group’s VIEs and subsidiaries under the tax laws and regulations.

**The reversal of valuation allowance for the year ended December 31, 2017 was primarily attributed to changes of the enacted income tax rate due to aforementioned preferential tax treatment of certain PRC entities in 2017 when certificates of HNTEs were obtained.